REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2021
REVENUE FROM CONTRACTS WITH CUSTOMERS
REVENUE FROM CONTRACTS WITH CUSTOMERS

4.REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregated Revenues

The following tables present the Group’s revenues disaggregated by the nature of the product or service:

	Years Ended December 31,
	2019	2020	2021
Room revenues	7,057	5,735	7,024
Food and beverage revenues	351	608	694
Others	310	565	400
Leased and owned hotels revenue	7,718	6,908	8,118
Initial one-time franchise fee	93	110	109
On-going management and service fees	1,228	1,057	1,479
Central reservation system usage fees, other system maintenance and support fees	908	908	1,399
Reimbursements for hotel manager fees	581	657	897
Other fees	532	404	520
Manachised and franchised hotels revenue	3,342	3,136	4,404
Other revenues	152	152	263
Total revenues	11,212	10,196	12,785

Contract Balances

The Group’s contract assets are insignificant at December 31, 2020 and 2021.

	As of December 31,
	2020	2021
Current contract liabilities	1,272	1,366
Long-term contract liabilities	662	785
Total contract liabilities	1,934	2,151

The contract liabilities balances above which are classified as deferred revenue on the consolidated balance sheet, as of December 31, 2020 and 2021 were comprised of the following:

	As of December 31,
	2020	2021
Initial fees received from franchisees owners	924	1,074
Cash received for membership fees and not recognized as revenue	430	519
Advances received from customers	529	505
Deferred revenue related to the loyalty program	51	53
Total	1,934	2,151

The Group classifies initial fees received from franchisees into current liabilities when the hotel has not yet opened. Initial fees received from franchisees for pre-opening hotels are RMB429 and RMB496 as of December 31, 2020 and 2021, respectively. Once the hotel opens, initial one-time franchise fee will be recognized as revenue over the term of the franchise contract and the initial fees received from franchisees that has not been recognized as revenue will be reclassified into current contract liabilities and long-term contract liabilities, respectively.

The Group recognized revenues that were previously deferred as contract liabilities of RMB748 and RMB613 during the years ended December 31, 2020 and 2021, respectively.

Revenue Allocated to Remaining Performance Obligations

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods.

As of December 31, 2021, the Group had RMB53 of deferred revenues related to unsatisfied performance obligations under H Rewards that will be recognized as revenues when the points are redeemed, which the Group estimate will occur over the next two years. The Group had RMB1,074 of deferred revenues related to initial fees received from franchisees owners are expected to be recognized as revenues over the remaining contract periods over generally one to ten years. Additionally, the Group had RMB519 of deferred revenues related to membership fees that are expected to be recognized as revenues over the remaining membership life, which is estimated to be one to five years. The Group also had RMB505 of deferred revenues related to advances received from customers, which are expected to be recognized as revenues in future periods over the terms of the related contracts.

The Group did not estimate revenues expected to be recognized related to the Group’s unsatisfied performance for the following:

●	Revenues related to on-going management and franchise service fees, as they are considered sales-based royalty fees.
●	Revenues related to central reservation system usage fees, other system maintenance and support fees, and reimbursement for hotel manager fee, as the related revenues from the satisfaction of these performance obligations is recognized when the Group is entitled to invoice the amount.